Short-term Investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Short-term Investments
Short-term investments	¥ 15,060,722	¥ 3,357,189		$ 2,363,356
Investment income related to short-term investments	138,300	74,000	¥ (3,100)
Financial products
Short-term Investments
Short-term investments	13,583,580	2,866,643
Investments in publicly traded companies
Short-term Investments
Short-term investments	1,426,946	434,609
Money market funds
Short-term Investments
Short-term investments	¥ 50,196	¥ 55,937